SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   FEVRUARY 1998

THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

               			    Approx Asset
Date	           Number   Price   Value or Approx   Seller
Each   Ident    Shares    Per       Asset Cov/Shr     or Seller's
Trans  Sec     Purch      Share  at Time of Purch   Broker

2-2     CEE    70000     18.137         20.81           Weeden & Co.
2-3       " "      30000     18.3125       20.96                " "
2-4       " "      56000     18.1808       21.00                " "
2-9       " "      15000     18.333         21.93                " "
2-10     " "      40000     18.375         22.08                " "
2-11     " "      60000     18.625         22.14                " "
2-13     " "        9000     18.5625       21.57                " "
2-17     " "        9000     18.50           21.71                 " "
The Central European Equity Fund, Inc.
 Name of Registrant
By Joseph Cheung - Treasurer
Date of Statement          3/10/98